Virtus Multi-Strategy Target Return Fund
Virtus Multi-Strategy Target Return Fund

Virtus Multi-Strategy Target Return Fund

a series of Virtus Alternative Solutions Trust

Supplement dated November 1, 2016 to the Summary Prospectus dated February 29, 2016, as supplemented, and the Virtus Alternative Solutions Trust Statutory Prospectus
dated February 29, 2016, as supplemented

Important Notice to Investors

As of November 1, 2016, Virtus Multi-Strategy Target Return Fund is offering Class R6 Shares, in addition to the share classes already offered by the fund. Accordingly, the fund’s prospectuses are hereby amended to add the following disclosure.

The cover page of the statutory prospectus is hereby revised by replacing the row showing ticker symbols for the fund’s share classes with the row shown below:

	A	C	I	R6
Virtus Multi-Strategy Target Return Fund	VMSAX	VCMSX	VMSIX	VMSRX

The tables under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus are hereby revised to add the Class R6 column as shown below:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Virtus Multi-Strategy Target Return Fund Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Virtus Multi-Strategy Target Return Fund Class R6
Management Fee	1.30%
Distribution and Shareholder Servicing (12b-1) Fees	none
Other Expenses	0.67%	[1]
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.98%	[2]
Less: Fee Waiver and/or Expense Reimbursement	(0.57%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.41%	[2],[3]
[1]	Estimated for current fiscal year, as annualized.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[3]	The fund's investment adviser has contractually agreed to waive a portion of the management fee so that such fee does not exceed 1.25% through March 1, 2017. The fund's investment adviser also has contractually agreed to limit the fund's total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.69% for Class A Shares, 2.44% for Class C Shares, 1.44% for Class I Shares and 1.40% for Class R6 Shares through March 1, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under the expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.

The Example table is hereby revised to add the Class R6 row as shown below:
Expense Example	Share Status	1 Year	3 Years	5 Years	10 Years
Virtus Multi-Strategy Target Return Fund | Class R6 | USD ($)	Sold	144	566	1,015	2,260

Expense Example, No Redemption	Share Status	1 Year	3 Years	5 Years	10 Years
Virtus Multi-Strategy Target Return Fund | Class R6 | USD ($)	Held	144	566	1,015	2,260